ACCOUNTS RECEIVABLE (Details- Accounts receivable) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 1,462,463	$ 3,418,263
Allowance for doubtful accounts
Accounts Receivable, Net	$ 1,462,463	$ 3,418,263